Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of effect of changes in foreign exchange rates [Table Text Block]
	Net Monetary Position March 31, 2021 (USD$ equivalent)	Impact of 10% variance in foreign exchange rate (in foreign currency)
US Dollars	38,849,027	3,531,730
Canadian Dollars	321,373	23,204
Euros	2,433	259
Swiss Francs	(69,278)	6,677
Swedish Krona	2,443,606	25,456
Norwegian Krone	(2,800,814)	29,819
Icelandic Krona	684,920	493